Shareholders' Equity (Deficit)	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Shareholders' Equity (Deficit)

9. Shareholders’ Equity (Deficit)

On December 11, 2012, the Company entered into a definitive agreement for the sale of 50 million shares of common stock to two existing shareholders in a private placement for aggregate gross proceeds of $6.0 million (the “December 2012 Private Placement”). On December 13, 2012, the Company closed the December 2012 Private Placement. After deducting for fees and expenses, the net proceeds from the sale of the shares of common stock were approximately $5.5 million.

On July 5, 2011, the Company entered into a definitive agreement for the sale of 25 million shares of common stock to three existing shareholders in a private placement for aggregate gross proceeds of $4.75 million (the “July 2011 Private Placement”). On July 7, 2011, the Company closed the July 2011 Private Placement. After deducting for fees and expenses, the net proceeds from the sale of the shares of common stock were approximately $4.3 million.

Reserved Shares

At December 31, 2012, the Company had 6,755,200 shares reserved for future issuance upon exercise of options under all stock option plans and 2,954,024 shares of common stock reserved for future issuance of new option grants. The Company had 1,053,725 shares available for future issuances under the ESPP. Additionally, the Company had 2,840,909 shares reserved for outstanding warrants at December 31, 2012.

Shareholder Rights Plan

In September 2008, the Company adopted an amended and restated shareholder rights plan, which replaced the rights plan originally adopted in August 1998. Pursuant to the rights plan, as amended and restated, the Company distributes rights to purchase shares of Series A Junior Participating Preferred Stock as a dividend at the rate of one right for each share of common stock outstanding. Until the rights are distributed, the rights trade with, and are not separable from, the Company’s common stock and are not exercisable. The rights are designed to guard against partial tender offers and other abusive and coercive tactics that might be used in an attempt to gain control of the Company or to deprive the Company’s shareholders of their interest in the Company’s long-term value. The shareholder rights plan seeks to achieve these goals by encouraging a potential acquirer to negotiate with the Company’s Board of Directors. The rights will expire at the close of business on September 8, 2018.

Stock Option Plans: 1996 Equity Incentive Plan, 2005 Equity Incentive Plan and 1996 Non-Employee Directors’ Plan

The 1996 Equity Incentive Plan (the “1996 Plan”) and the 2005 Equity Incentive Plan (the “2005 Plan”), which amended, restated and retitled the 1996 Plan, were adopted to provide a means by which officers, non-employee directors, scientific advisory board members and employees of and consultants to the Company and its affiliates could be given an opportunity to acquire an equity interest in the Company. All officers, non-employee directors, scientific advisory board members and employees of and consultants to the Company are eligible to participate in the 2005 Plan.

In April 1996, the Company’s Board of Directors adopted and the Company’s shareholders approved the 1996 Plan, which amended and restated an earlier stock option plan. The 1996 Plan reserved 960,000 shares for future grants. During May 2001, the Company’s shareholders approved an amendment to the Plan to include an evergreen provision. In 2003, the 1996 Plan was amended to increase the maximum number of shares available for issuance under the evergreen feature of the 1996 Plan by 400,000 shares to 2,000,000 shares. The evergreen provision automatically increased the number of shares reserved under the 1996 Plan, subject to certain limitations, by 6% of the issued and outstanding shares of common stock of the Company or such lesser number of shares as determined by the Board of Directors on the date of the annual meeting of shareholders of each fiscal year beginning in 2001 and ending 2005. As of December 31, 2012, the Company had 153,900 options outstanding and no shares were available for future grants under the 1996 Plan.

In March 2005, the Company’s Board of Directors adopted and in May 2005 the Company’s shareholders approved the 2005 Plan, which amended, restated and retitled the 1996 Plan. All outstanding awards granted under the 1996 Plan remain subject to the terms of the 1996 Plan. All stock awards granted on or after the adoption date are subject to the terms of the 2005 Plan. No shares were added to the share reserve under the 2005 Plan other than the shares available for future issuance under the 1996 Plan. Pursuant to the 2005 Plan, the Company had 2,918,638 shares of common stock authorized for issuance. Options (net of canceled or expired options) covering an aggregate of 1,999,252 shares of the Company’s common stock had been granted under the 1996 Plan, and 919,386 shares became available for future grant under the 2005 Plan. In March 2006, the Company’s Board of Directors amended, and in May 2006 the Company’s shareholders approved, the amendment to the 2005 Plan, increasing the shares of common stock authorized for issuance by 2,000,000. In April 2007, the Company’s Board of Directors amended, and in June 2007, the Company’s shareholders approved the amendment to the 2005 Plan, increasing the shares of common stock authorized for issuance by 1,600,000 shares. In March 2008, the Company’s Board of Directors amended, and in May 2008 the Company shareholder’s approved, the amendment to the 2005 Plan, increasing the shares of common stock authorized by 2,700,000. In March 2010, the Company’s Board of Directors amended, and in May 2010, the Company shareholder’s approved the amendment to the 2005 Plan, increasing the shares of common stock authorized by 4,000,000. In March 2012, the Company’s Board of Directors amended, and in May 2012, the Company shareholder’s approved the amendment to the 2005 Plan, increasing the shares of common stock authorized by 4,000,000. Shares available for future grants totaled 2,954,024 as of December 31, 2012 for the 2005 Plan.

Options granted under the 2005 Plan expire no later than 10 years from the date of grant. Options granted under the 2005 Plan may be either incentive or non-statutory stock options. For incentive and non-statutory stock option grants, the option price shall be at least 100% and 85%, respectively, of the fair value on the date of grant, as determined by the Company’s Board of Directors. If at any time the Company grants an option, and the optionee directly or by attribution owns stock possessing more than 10% of the total combined voting power of all classes of stock of the Company, the option price shall be at least 110% of the fair value and shall not be exercisable more than five years after the date of grant.

Options granted under the 2005 Plan may be immediately exercisable if permitted in the specific grant approved by the Board of Directors and, if exercised early may be subject to repurchase provisions. The shares acquired generally vest over a period of four years from the date of grant. The 2005 Plan also provides for a transition from employee to consultant status without termination of the vesting period as a result of such transition. Under the 2005 Plan, employees may exercise options in exchange for a note payable to the Company, if permitted under the applicable grant. As of December 31, 2012 and 2011, there were no outstanding notes receivable from shareholders. Any unvested stock issued is subject to repurchase agreements whereby the Company has the option to repurchase unvested shares upon termination of employment at the original issue price. The common stock subject to repurchase has voting rights, but cannot be resold prior to vesting. No grants with early exercise provisions have been made under the 2005 Plan and no shares have been repurchased. The Company granted options to purchase 560,000 shares and 743,000 shares during the years ended December 31, 2012 and 2011, respectively, under the 2005 Plan, which included option grants to the Company’s non-employee directors in the amount of 560,000 shares and 400,000 shares during 2012 and 2011, respectively. The 2005 Plan had 6,601,300 option shares outstanding as of December 31, 2012.

The 1996 Non-Employee Directors’ Stock Option Plan (the “Directors’ Plan”) had 45,000 shares of common stock authorized for issuance. Options granted under the Directors’ Plan expire no later than 10 years from date of grant. The option price shall be at 100% of the fair value on the date of grant as determined by the Board of Directors. The options generally vest quarterly over a period of one year. During 2000, the Board of Directors approved the termination of the Directors’ Plan. No more options can be granted under the plan after its termination. The termination of the Directors’ Plan had no effect on the options already outstanding. As of December 31, 2012, there were no outstanding options in this plan and there were no additional shares available for grant.

The following is a summary of activity under the 1996 Plan, the 2005 Plan and the Directors’ Plan as of December 31, 2012:

		Options Outstanding
	Shares Available for Grant of Option or Award	Number of Shares	Price per Share			Weighted Average Exercise Price
Balance at December 31, 2010	1,959,278	6,354,758	$0.12	—	$64.69	$1.32
Options granted	(743,000)	743,000	$0.17	—	$0.19	$0.18
Restricted stock awards granted	(1,091,448)	—	—	—	—	—
Restricted stock units granted	(78,947)	—	—	—	—	—
Options cancelled	254,250	(254,250)	$0.25	—	$64.69	$5.19
Restricted share awards cancelled	450,000	—	—	—		—

Balance at December 31, 2011	750,133	6,843,508	$0.12	—	$24.10	$1.05
Options granted	(560,000)	560,000	$0.15	—	$0.15	$0.15
Increase in authorized shares	4,000,000	—	—	—	—	—
Options cancelled	648,308	(648,308)	$0.13	—	$24.10	$2.52
Restricted stock awards granted	(1,884,417)	—	$—	—	$—	$—

Balance at December 31, 2012	2,954,024	6,755,200	$0.12	—	$12.00	$0.83

The following table summarizes information about stock options outstanding and exercisable as of December 31, 2012:

	Options Outstanding			Options Exercisable
Exercise Price Range	Number Of Shares	Weighted Average Remaining Contractual Life (In Years)	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
$0.12 – $0.15	916,000	8.64	$0.14	634,500	$0.14
$0.16 – $0.17	743,000	6.82	0.16	689,375	0.16
$0.18 – $0.18	1,344,000	7.72	0.18	1,344,000	0.18
$0.19 – $0.23	450,000	8.13	0.19	450,000	0.19
$0.25 – $0.25	721,500	6.06	0.25	677,654	0.25
$0.39 – $1.37	734,300	4.88	0.98	734,300	0.98
$1.41 – $1.70	966,500	4.38	1.63	966,500	1.63
$1.80 – $3.77	711,900	3.58	2.03	711,900	2.03
$4.20 – $10.80	146,000	1.38	5.93	146,000	5.93
$12.00 – $12.00	22,000	1.16	12.00	22,000	12.00

	6,755,200	6.21	$0.83	6,376,229	$0.87

Aggregate intrinsic value is the sum of the amounts by which the quoted market price of the Company’s stock exceeded the exercise price of the stock options at December 31, 2012 and 2011 for those stock options for which the quoted market price was in excess of the exercise price (“in-the-money options”). As of December 31, 2012 and 2011, the aggregate intrinsic value of options outstanding was $3,000 and zero, respectively. As of December 31, 2012, options to purchase 6,376,229 shares of common stock were exercisable and had an aggregate intrinsic value of $3,000. No stock options were exercised in 2012 or 2011.

A summary of the activity of the Company’s unvested restricted stock and performance bonus stock award activities for the years ending December 31, 2012 and 2011 is presented below. The ending balances represent the maximum number of shares that could be earned or vested under the 2005 Plan:

	Number of Shares	Weighted Average Grant Date Fair Value
Balance at December 31, 2010	2,448,273	$0.44
Restricted stock awards granted	1,091,448	0.18
Restricted share awards vested	(2,150,745)	0.17
Restricted share awards cancelled	(450,000)	1.60

Balance at December 31, 2011	938,976	0.19
Restricted stock awards granted	1,884,417	0.14
Restricted share awards vested	(1,370,309)	0.16

Balance at December 31, 2012	1,453,084	0.14

For restricted stock awards, the Company recognizes compensation expense over the vesting period for the fair value of the stock award on the measurement date. The total fair value of restricted stock awards that did vest during the years ended December 31, 2012 and 2011 was $185,000 and $373,000, respectively. The Company retained purchase rights to 1,453,000 and 939,000 shares of unvested restricted stock awards issued pursuant to stock purchase agreements at no cost per share as of December 31, 2012 and 2011, respectively. Total employee stock-based compensation expense for restricted stock awards was $236,000 and $103,000 for the years ended December 31, 2012 and 2011, respectively.

During the year ended December 31, 2011, the Company issued 78,947 shares of restricted stock units with no exercise price to non-employee members of its Board of Directors. The units will vest on the earlier of either a change in control of the Company or upon the grantee’s termination of service as a Board member. In both 2012 and 2011, the non-employee members of the Board of Directors elected to forego all or a portion of their cash compensation in exchange for the aforementioned restricted stock unit grants and restricted stock awards.

Employee Stock Purchase Plan

Employees generally are eligible to participate in the ESPP if they have been continuously employed by the Company for at least 10 days prior to the first day of the offering period and are customarily employed at least 20 hours per week and at least five months per calendar year and are not a 5% or greater shareholder. Shares may be purchased under the ESPP at 85% of the lesser of the fair market value of the common stock on the grant date or purchase date. Employee contributions, through payroll deductions, are limited to the lesser of 15% of earnings or $25,000.

As of December 31, 2012, a total of 3,496,275 shares had been issued under the ESPP. In April 2008, the Company’s Board of Directors amended, and in May 2008 the Company’s shareholder approved, the amendment to the ESPP increasing the shares of common stock authorized by 1,000,000. In April 2009, the Company’s Board of Directors amended, and in May 2009 the Company’s shareholders approved, the amendment to the ESPP increasing the number of shares of common stock authorized by 2,500,000. As of December 31, 2012, there was a balance of 1,053,725 available authorized shares. Compensation expense was $57,000 and $98,000 for the years ended December 31, 2012 and 2011, respectively. The fair value of employee stock purchase rights under the ESPP is determined using the Black-Scholes option pricing model and the following weighted average assumptions:

	Years Ended December 31,
	2012	2011
Employee Stock Purchase Plan
Dividend yield	0.0%	0.0%
Volatility factor	105.3%	105.3%
Risk-free interest rate	1.0%	1.0%
Expected life (years)	2.00	2.00
Weighted-average fair value of purchase rights granted during the period	$0.12	$0.12

Stock-Based Compensation Expense

The Company recognizes stock-based compensation expense based on the fair value of that portion of stock options and restricted stock awards that are ultimately expected to vest during the period. Stock-based compensation expense recognized in the consolidated statement of operations and comprehensive loss includes compensation expense for stock-based awards based on the estimated grant date fair value over the requisite service period.

The following table shows stock-based compensation expense included in the consolidated statement of operations and comprehensive loss for the years ended December 31, 2012 and 2011, respectively (in thousands, except per share amounts):

	2012	2011
Costs and Expenses
Research and development	$102	$160
General and administrative	371	373

Total stock-based employee compensation expense	$473	$533

Impact on basic and diluted net loss per common share	$(0.00)	$(0.00)

There was no capitalized stock-based compensation cost as of December 31, 2012. Since the Company has cumulative net losses through December 31, 2012, there was no tax benefit associated with stock-based compensation expense.

The total amount of unrecognized compensation cost related to non-vested stock options and stock purchases net of forfeitures was $43,000 as of December 31, 2012. This amount will be recognized over a weighted average period of 0.45 years. As of December 31, 2012, $121,000 of total unrecognized compensation costs, net of forfeitures, related to non-vested awards is expected to be recognized over a weighted average period of 0.66 years.

Valuation Assumptions

The fair value of options was estimated at the date of grant using the Black-Scholes option pricing model. Expected volatility is based on the historical volatility of the Company’s common stock for similar terms. The expected term was estimated using a lattice model prior to 2010, and the simplified method was used starting in 2010 as permitted under SAB No. 110, since the Company’s recent exercise and forfeiture history was not representative of the expected term of options granted during the year. The expected term represents the estimated period of time that stock options are expected to be outstanding, which is less than the contractual term which is generally ten years. The risk-free interest rate is based on the U.S. Treasury yield. The expected dividend yield is zero, as the Company does not anticipate paying dividends in the near future. The weighted average assumptions for employee and non-employee options are as follows:

	Years Ended December 31
	2012	2011
Dividend yield	0.0%	0.0%
Volatility factor	172.0%	124.5%
Risk-free interest rate	0.8%	1.7%
Expected term (years)	5.3	5.5
Weighted-average fair value of options granted during the periods	$0.14	$0.15

Stock-Based Compensation for Non-Employees

The Company accounts for options issued to non-employees under ASC 505-50, Equity – Equity Based Payments to Non-Employees, using the Black-Scholes option-pricing model. The value of such non-employee options are periodically re-measured over their vesting terms.